SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 2,140,010	$ 1,428,805
Less: allowance for credit losses	(1,455,871)	(1,428,805)
Accounts receivable, net	$ 684,139